Other Long-Term Assets (Schedule Of Other Long-Term Assets) (Details) - CAD ($) $ in Millions	Aug. 31, 2021	Aug. 31, 2020
Disclosure Of Other Long Term Assets [Abstract]
Equipment costs subject to a deferred revenue arrangement	$ 49	$ 67
Long-term Wireless handset receivables	45	35
Costs incurred to obtain or fulfill a contract with a customer	33	37
Credit facility arrangement fees	3	4
Other	33	20
Total other non-current assets	$ 163	$ 163